Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ (5,604,367)	$ (7,673,373)	$ (9,071,584)	$ (12,009,982)
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,020,440	1,425,700	1,786,068	2,609,191
Asset Impairments		3,922,110	3,922,110
Goodwill impairment				7,594,000
Amortization of debt issuance costs and accretion of debt discount	94,631	29,974	39,965	46,883
Non-cash lease expense	5,040	9,194	8,746	(5,377)
Equity based compensation expense	4,593,149	277,121	533,631	875,106
Equity based payments to third parties	719,839	274,477	324,477	397,049
Gain on sale of business	(3,033,554)
Change in unrealized gains (losses) on digital assets, net	8,558
Recognition and change in fair value of warrant liability		(156,000)	(156,000)	(5,503,647)
Earn-out fair value and write-off adjustments		47,761	47,761	1,716,873
Change in operating assets and liabilities:
Accounts receivable	596,335	190,690	(161,450)	(304,542)
Accounts receivable, related parties	3,180	(1,638)	(1,209)	11,689
Other receivables	(46,306)	(5,050)	(41,286)	10,565
Prepaid expense and other current assets	(112,125)	(184,602)	(127,739)	104,590
Other non-current assets	1,500	(1,500)	(1,500)	2,992
Accounts payables and other accrued liabilities	224,927	189,655	351,486	(48,266)
Other payables	59,626	7,600	31,400	(93,699)
Net cash used in continuing operating activities			(2,515,124)	(4,596,575)
Net cash adjustments for discontinued operating activities				3,748,605
Net cash used in continuing operating activities	(1,469,127)	(1,647,881)	(2,515,124)	(847,970)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of investment in NSURE				900,000
Purchases of property and equipment	(15,901)	(19,043)	(24,257)	(22,864)
Purchases of intangibles	(26,788)	(39,744)	(58,971)	(166,947)
Proceeds from sale of business	4,447,069
Purchases of digital assets	(114,960)
Net cash provided (used) from investing activities	4,289,420	(58,787)	(83,228)	710,189
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal repayments of debt	(5,913,713)	(1,027,177)	(1,397,383)	(1,090,622)
Proceeds from short-term financings	192,360	199,948	199,948	241,975
Principal repayments of short-term financings	(144,783)	(149,430)	(197,316)	(322,095)
Proceeds from loans payable, related parties	1,142,166
Payments of loans payable, related parties	(898,808)	(526,119)	(661,253)	(1,045,164)
Payments of earn-out liabilities				(419,225)
Proceeds from exercise of warrants into common stock				1,028,270
Payments of convertible debt, related parties				(855,000)
Proceeds from common shares issued through an at the market offering	2,021,682	2,824,227	3,713,139
Proceeds from common shares issued through an equity line of credit	350,000
Private Placement of shares and common warrants	2,136,526			3,446,484
Net cash provided by continuing financing activities			1,657,135	984,623
Net cash used in discontinued financing activities				(17,700)
Net cash (used) provided by continuing financing activities	(1,114,570)	1,321,449	1,657,135	966,923
Net increase (decrease) in cash and restricted cash	1,705,723	(385,219)	(941,217)	829,142
Cash and restricted cash at beginning of year	1,797,694	2,738,911	2,738,911	1,909,769
Cash and restricted cash at end of period	$ 3,503,417	$ 2,353,692	1,797,694	2,738,911
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Interest			1,580,686	1,612,829
Noncash investing and financing transactions:
Common shares issued to settle convertible debt, related parties				645,000
Common shares issued for earnout liabilities			17,628	3,001,045
Common shares issued for Series B warrants			112,666	660,510
Common stock issued for pre-paid assets				192,811
Common shares issued for an acquisition prepayment			329,432
Lease assets acquired in exchange for lease liabilities			$ 489,634	$ 156,542